BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
1
The following is a summary of the inputs used to value the Fund's instruments as of June 30, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 93.8%
Basic Materials - 6.4%
1,200 International Flavors & Fragrances, Inc. $ 142,944
1,600 Newmont Corp. 95,472
1,600 Nutrien, Ltd. 127,504
500 Packaging Corp. of America 68,750
434,670
Capital Goods / Industrials - 5.0%
550 Cummins, Inc. 106,441
800 ManpowerGroup, Inc. 61,128
5,400 nVent Electric PLC 169,182
336,751
Communication Services - 7.0%
4,500 Comcast Corp., Class A 176,580
1,400 The Walt Disney Co.
(a)
132,160
3,300 Verizon Communications, Inc. 167,475
476,215
Consumer Discretionary - 6.1%
700 Aptiv PLC
(a)
62,349
1,100 Genuine Parts Co. 146,300
6,200 Kontoor Brands, Inc. 206,894
415,543
Consumer Staples - 5.3%
1,600 Mondelez International, Inc., Class A 99,344
500 PepsiCo., Inc. 83,330
4,700 The Kraft Heinz Co. 179,258
361,932
Energy - 7.8%
2,600 Devon Energy Corp. 143,286
6,200 Kinder Morgan, Inc. 103,912
2,100 Schlumberger NV 75,096
140 Texas Pacific Land Corp. 208,323
530,617
Financials - 21.9%
3,300 Air Lease Corp. 110,319
1,400 American Express Co. 194,068
4,800 American International Group, Inc. 245,424
3,100 Bank of America Corp. 96,503
600 Berkshire Hathaway, Inc., Class B
(a)
163,812
2,200 BOK Financial Corp. 166,276
5,583 Brookfield Asset Management, Inc.,
Class A 248,276
500 Chubb, Ltd. 98,290
800 CME Group, Inc. 163,760
1,486,728
Health Care - 15.4%
400 Amgen, Inc. 97,320
1,200 AstraZeneca PLC, ADR 79,284
850 Becton Dickinson and Co. 209,550
2,200 Cardinal Health, Inc. 114,994
450 Laboratory Corp. of America Holdings 105,462
900 Medtronic PLC 80,775
2,000 Merck & Co., Inc. 182,340
300 Regeneron Pharmaceuticals, Inc.
(a)
177,339
1,047,064
Real Estate - 2.9%
2,934 Realty Income Corp. REIT 200,275
Technology - 10.6%
2,600 Cisco Systems, Inc. 110,864
5,000 Corning, Inc. 157,550
1,100 International Business Machines Corp. 155,309
1,300 NetApp, Inc. 84,812
800 NXP Semiconductors NV 118,424
800 TE Connectivity, Ltd. 90,520
717,479
Shares Security Description Value
Transportation - 5.4%
24,300 Atlas Corp. $ 260,253
500 Union Pacific Corp. 106,640
366,893
Total Common Stock (Cost $5,248,703) 6,374,167
Shares Security Description Value
Money Market Fund - 6.2%
423,406 First American Government Obligations
Fund, Class X, 1.30%
(b)
(Cost $423,406) 423,406
Investments, at value - 100.0% (Cost $5,672,109) $ 6,797,573
Other Assets & Liabilities, Net - 0.0% 2,645
Net Assets - 100.0% $ 6,800,218
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2022.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 6,374,167
Level 2 - Other Significant Observable Inputs 423,406
Level 3 - Significant Unobservable Inputs –
Total $ 6,797,573

BAYWOOD SOCIALLY RESPONSIBLE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
2
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION
WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL
STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED
ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS
INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY
VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES
INVESTED BY THE FUND.